Financial risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	8.90%
CDI (percent)	11.15%
Change in interest rate due to adopted scenario (percent)	8.90%
Short-term investment	R$ 859,108
Current investments	3,308,583	R$ 1,103,299
Deposits	16,188,440	R$ 11,995,288	R$ 3,133,996
Interbank deposit	3,126,406
Corporate securities	9,316,714
Balances with banks	189,427
Certificate of Deposit
Disclosure of credit risk exposure [line items]
Deposits	13,062,033
Certificate of Deposit - related party	R$ 420,415
Interest rate risk | Certificate of Deposit
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	110.00%
Interest rate risk | Certificate of Deposit - related party
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	106.00%
Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	111.00%
Interest rate risk | Corporate Securities
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	72.00%
Interest rate risk | Short-term investment
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Financial investments
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Borrowings
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	111.00%
Scenario with maintaining of CDI (11.15%) | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (2,345,379)
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Certificate of Deposit
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,602,058)
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Certificate of Deposit - related party
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(49,689)
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(386,940)
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Corporate Securities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(747,946)
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Short-term investment
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	95,791
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	368,907
Scenario with maintaining of CDI (11.15%) | Interest rate risk | Borrowings
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(23,444)
Probable scenario with decrease to 8.90% | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,872,096)
Probable scenario with decrease to 8.90% | Interest rate risk | Certificate of Deposit
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,278,773)
Probable scenario with decrease to 8.90% | Interest rate risk | Certificate of Deposit - related party
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(39,662)
Probable scenario with decrease to 8.90% | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(308,858)
Probable scenario with decrease to 8.90% | Interest rate risk | Corporate Securities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(597,015)
Probable scenario with decrease to 8.90% | Interest rate risk | Short-term investment
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	76,461
Probable scenario with decrease to 8.90% | Interest rate risk | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	294,464
Probable scenario with decrease to 8.90% | Interest rate risk | Borrowings
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (18,713)